Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Statement of Financial Position [Abstract]
Securities held-to-maturity, fair value (in Dollars)		$ 203	$ 259
Loans, net of allowance for credit losses (in Dollars)	[1]	$ 2,127	$ 1,634
Preferred stock par value (in Dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares authorized		500,000	500,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized		20,000,000	20,000,000
Common stock, shares issued		8,596,064	8,596,064
Treasury shares		509,349	509,349

[1]	Beginning July 1, 2023 the ACL was estimated based on current expected credit loss methodology. Prior to July 1, 2023, the estimate was based on the incurred loss methodology. See additional discussion in Note 1, Basis of Presentation.